Summary of Significant Accounting Policies - Summary of Customers Whose Revenue and Accounts Receivable Balances (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Customer Concentration Risk | Sales Revenue Net And Accounts Receivable [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Supplier Concentration Risk | Vendor D | Cost of Goods and Service Benchmark
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Supplier Concentration Risk | Vendor D | Cost of Goods and Service Benchmark | Maximum [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%